Schedule of Investments
September 30, 2022 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 61.75%

Apparel & Textile - 5.04%
Crown Crafts, Inc.	45,358		262,169
Culp, Inc. (2)	244,001		1,063,844

			1,326,013

Banks & Thrifts - 1.66%
Hope Bancorp, Inc.	11,007		139,129
OP Bancorp	15,112		168,045
PCB Bancorp	7,200		130,104

			437,278

Commercial & Professional Services - 0.18%
Healthcare Services Group, Inc.	4,000		48,360

Construction & Fabrication - 11.20%
Gulf Island Fabrication, Inc. (2)	432,439		1,803,271
Preformed Line Products Co.	1,050		74,708
Williams Industrial Service Group, Inc. (2)	721,569		1,067,922

			2,945,901

Energy - 8.65%
Bristow Group, Inc. (2)	54,667		1,284,128
Dorian LPG Ltd.	29,270		397,194
Sabine Royalty Trust	593		42,150
Seacor Marine Holdings, Inc. (2)	98,367		552,823

			2,276,295

Furniture & Fixtures - 1.47%
Ethan Allen Interiors, Inc.	8,353		176,582
Flexsteel Industries, Inc.	4,185		65,705
Hooker Furnishings Corp.	10,720		144,613

			386,900

Industrial Metals - 2.25%
Friedman Industries, Inc.	33,345		237,083
Universal Stainless & Alloy Products, Inc. (2)	49,914		355,388

			592,471

Insurance - 1.66%
First Acceptance Corp. (2)	101,539		157,385
Genworth Financial, Inc. Class A (2)	67,738		237,083
Mercury General Corp.	1,469		41,749

			436,217

Power Equipment - 12.25%
AstroNova, Inc. (2)	6,183		72,341
Graham Corp. (2)	177,135		1,557,017
Hurco Cos., Inc.	27,413		616,244
LSI Industries, Inc.	4,157		31,968
Powell Industries, Inc.	44,900		946,492

			3,224,062

Real Estate - 1.29%
FRP Holdings, Inc. (2)	1,379		74,963
Getty Realty Corp.	6,207		166,906
Potlatch Deltic Corp.	1,900		77,976
Regency Affiliates, Inc.	3,255		18,716

			338,561

Residential Construction - 0.23%
Tri Pointe Group, Inc. (2)	4,000		60,440

Retail - 4.99%
Shoe Carnival, Inc.	2,000		42,880
The Buckle, Inc.	13,729		434,660
Weyco Group, Inc.	41,066		835,282

			1,312,822

Security Services - 0.77%
Costar Technologies, Inc. (2)	47,090		202,958

Technology - 5.00%
Benchmark Electronics, Inc.	5,000		123,900
Coda Octopus Group, Inc. (2)	53,576		289,310
Daktronics, Inc.(2)	178,635		484,101
Espey Manufacturing & Electronics Corp. (2)	18,123		249,916
Kimball Electronics, Inc. (2)	8,521		146,135
Ultralife Corp. (2)	4,562		21,943

			1,315,305

Transportation - 5.11%

Heartland Express, Inc.	26,682		381,819
Kirby Corp. (2)	1,500		91,155
Miller Industries, Inc.	7,000		149,030
Patriot Transportation Holdings, Inc. (2)	91,787		721,446

			1,343,450

Total Common Stock	(Cost $ 15,426,841)		16,247,033

Closed-End & Exchange Traded Funds - 2.85%

Barings Participation Investor (4)	4,378		49,581
Sprott Gold Miners ETF (2) (4)	17,100		364,743
Sprott Junior Gold Miners ETF (2) (4)	13,822		334,769

Total Exchange-Traded Funds	(Cost $ 683,586)		749,093

Money Market Registered Investment Companies - 36.78%

First American Government Obligation Fund Class Z 2.7353% (3)	8,677,744		8,677,744
Invesco Government & Agency Portolio Institutional Class 2.88% (3)	1,000,000		1,000,000

Total Money Market Registered Investment Companies	(Cost $ 9,677,744)		9,677,744

Total Investments - 101.38%	(Cost $ 25,788,171)		26,673,870

Liabilities in Excess of Other Assets -- -1.38%			(364,194)

Total Net Assets - 100.00%			26,309,676

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$26,673,870	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$26,673,870		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at September 30, 2022
(4) Exchange-traded fund.